Hybrid Bonds	12 Months Ended
Dec. 31, 2021
Text block [abstract]
Hybrid Bonds
25.	Hybrid Bonds

(a)	Hybrid bonds classified as equity as of December 31, 2020 and 2021 are as follows:

(in millions of Won)	Date of issue	Date of maturity	Interest rate (%)	2020		2021
Hybrid bond 1-2(*1)	2013-06-13	2043-06-13	4.60	￦	200,000	200,000
Issuance cost					(616)	(616)

				￦	199,384	199,384

(*1)	Details of issuance of hybrid bonds as of December 31, 2021 are as follows:

Hybrid bond 1-2
Maturity date	30 years (The company has a right to extend the maturity date)

Interest rate
Issue date ~
2023-06-12
: 4.60%
Reset every 10 years as follows;
· After 10 years : return on government bond
 of the Republic
of K
orea
 (10 years) + 1.40%
· After 10 years : additionally +0.25% according to
Step-up
clauses
· After 30 years : additionally +0.75%

Interest payments condition	Quarterly (Optional deferral of interest payment is available to the Company)

Others	The company can call the hybrid bond at year 10th anniversary of issuance and interest payment date afterwards
The hybrid bond holder’s preference in the event of liquidation is senior to the common stockholders, but subordinate to other creditors. The interest accumulated but not paid on the hybrid bonds as of December 31, 2021 amounts to
￦
479
 million.

(b)
POSCO ENERGY CO., LTD., a subsidiary of the Company, issued hybrid bonds, which are classified as non-controlling
interests in the consolidated financial statements. Hybrid bonds as of December 31, 2020 and 2021 are as follows:

(in millions of Won)	Date of issue	Date of maturity	Interest rate (%)	2020		2021
Hybrid bond 1-4(*1)	2013-08-29	2043-08-29	5.21	￦	140,000	140,000
Issuance cost					(429)	(429)

				￦	139,571	139,571

(*1)	Details of hybrid bonds of POSCO ENERGY CO., LTD .as of December 31, 2021 are as follows:

Hybrid bond 1-4
Maturity date	30 years (The issuer has a right to extend the maturity date)

Interest rate
Issue date ~
2023-08-29
: 5.21%
Reset every 10 years as follows;
· After 10 years : return on government bond (10 years) + 1.55%
· After 10 years : additionally +0.25% according to
Step-up
clauses
· After 30 years : additionally +0.75%

Interest payments condition	Quarterly (Optional deferral of interest payment is available to the Company)

Others	The issuer can call the hybrid bond at year 10th anniversary of issuance and interest payment date afterwards

The hybrid bond holder’s preference in the event of liquidation is senior to the common stockholders, but subordinate to other creditors. The interest accumulated but not paid on the hybrid bonds as of December 31, 2021 amounts to
￦
639 million.